Bank Loans and Debentures (Details) - Schedule of composition bank loans and credit ₪ in Millions, $ in Millions	Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ILS (₪)
Current liabilities
Current maturities of debentures	₪ 590		₪ 3,376
Current maturities of bank loans	417		621
Total current liabilities	1,007		3,997
Non-current liabilities
Debentures	7,443		5,537
Bank loans	2,969		4,100
Total non-current liabilities	10,412	$ 3,013	9,637
Total liabilities	₪ 11,419		₪ 13,634